Related-Party Transactions - Transactions with Key Management Personnel and Their Close Family Members (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Assets:
Loans and advances	¥ 97,714,938	¥ 94,671,818
Liabilities:
Deposits	155,493,654	138,431,418
Others	8,777,502	7,601,355
Key management personnel of entity or parent [member]
Assets:
Loans and advances	4
Liabilities:
Deposits	2,259	2,078
Others	¥ 80	¥ 84